Equipment On Operating Leases, Net	12 Months Ended	5 Months Ended
	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Equipment On Operating Leases, Net

Note 8.  Equipment on Operating Leases, Net

Equipment on operating leases summarized by major classification as of December 31 were as follows (in millions of dollars):

	Range of Service Lives (years)		2010	2009
Leased vehicles - Gold Key Lease	5 - 15		$813	$1,955
Leased vehicles - Guaranteed Depreciation Program	5 - 15		694	493
Other leased assets	12 - 40		301	283

			1,808	2,731
Accumulated depreciation			(273)	(155)

		Total	$1,535	$2,576

Included in Leased vehicles - Gold Key Lease is a portfolio of vehicles that we, through Chrysler Canada, assumed in connection with the 363 Transaction. Refer to Note 3, Summary of Significant Accounting Policies, for additional information. We have multiple securitizations of future lease payments on substantially all of these operating leases and the related vehicles' residual values. The securitizations have been accounted for as secured borrowings. We use special purpose entities which are considered VIEs for most of the securitizations. As of December 31, 2010 and 2009, we were the sole beneficiary of the consolidated assets from these VIEs. Refer to Note 4, Variable Interest Entities, for additional information.

Collections from the operating leases and proceeds from the sale of leased vehicles are available only for repayment of the debt assumed or other obligations issued or arising in conjunction with the securitization transactions and are not available to pay other obligations or the claims of other creditors. As of December 31, 2010 and 2009, the debt associated with the on-balance sheet lease securitizations was $173 million and $1,213 million, respectively, and is included in Financial Liabilities in the accompanying Consolidated Balance Sheets.

Included in Leased vehicles - Guaranteed Depreciation Program above are vehicles sold to daily rental car companies which are subject to guaranteed minimum resale values.

Depreciation of equipment on operating leases was $359 million and $159 million for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009, respectively, and is included in Cost of Sales in the accompanying Consolidated Statements of Operations.

Our future minimum lease payments due from customers for equipment on operating leases as of December 31, 2010 were as follows (in millions of dollars): 2011 - $169; 2012 - $32; 2013 - $14; 2014 - $13; 2015 - $10; 2016 and thereafter - $29.

Note 7.   Equipment on Operating Leases, Net

Equipment on operating leases summarized by major classification were as follows (in millions of dollars):

	Range of Service Lives		June 9, 2009	December 31, 2008
	(years)
Leased vehicles – Gold Key Lease	5-15		$4,304	$4,334
Leased vehicles – Guaranteed Depreciation Program	5-15		614	1,797
Other leased assets	12-40		404	438

			5,322	6,569
Accumulated depreciation			(1,403)	(1,439)
Allowance for credit losses			(48)	(38)

		Total	$3,871	$5,092

Included in Leased vehicles – Gold Key Lease above are vehicles sold to dealers in Canada and subsequently leased by Canadian consumers. The Company has multiple securitizations of future lease payments on these operating leases and the related vehicles' residual values. According to the accounting guidance for leases, the securitizations have been accounted for as secured borrowings. The Company uses special purpose entities which are considered VIEs for most of the securitizations. As of June 9, 2009 and December 31, 2008, the Company was the sole beneficiary of the consolidated assets from these VIEs, including $2,922 million and $3,293 million, respectively, of leased vehicles, net of accumulated depreciation.

Collections from the operating leases or proceeds from the sale of leased vehicles are available only for repayment of the debt assumed or other obligations issued or arising in conjunction with the securitization transactions and are not available to pay other obligations or the claims of other creditors. As of June 9, 2009 and December 31, 2008, the debt associated with the on-balance sheet lease securitizations was $2,141 million and $2,574 million, and is included in Financial Liabilities in the accompanying Consolidated Balance Sheets.

Included in Leased vehicles – Guaranteed Depreciation Program above are vehicles sold to daily rental car companies which are subject to guaranteed minimum resale values.

Changes in the allowance for doubtful accounts for equipment on operating leases were as follows (in millions of dollars):

	Period from January 1, 2009 to June 9, 2009	Year Ended December 31, 2008
Balance at beginning of period	$38	$43
Provision for credit losses	20	48
Credit losses, net of recoveries	(10)	(53)

Balance at end of period	$48	$38

Depreciation of equipment on operating leases was $358 million and $1,592 million for the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively, and is included in Cost of Sales in the accompanying Consolidated Statements of Operations.

The Company's future minimum lease payments due from customers for equipment on operating leases as of June 9, 2009 were as follows (in millions of dollars): the remainder of 2009 - $492; 2010 - $536; 2011 - $190; 2012 - $37; 2013 - $12; 2014 and thereafter - $23.